NOTE 10 - CONCENTRATIONS (Details Narrative)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Affiliated Entity [Member]
Concentration Risk	4.00%	2.00%
Third-Party Payor [Member]
Concentration Risk	96.00%	43.00%